Rule 497(e)
                                                             File Nos. 33-11716
                                                                   and 811-5018

                   Supplement dated November 10, 2003 to the
                            SB Government Portfolio
                        Prospectus dated July 22, 2003

                                  relating to
                        Salomon Brothers Class B Shares


The fund's Prospectus is supplemented to include the following paragraph at the end of the section entitled "Principal risks of investing in the fund":

o Some of the government securities held by the fund are not guaranteed or backed by the full faith and credit of the U.S. Treasury and are subject to credit risk, meaning that it is possible that the issuers of these securities will be unable to make required payments. A default on an investment held by the fund could cause the value of your investment in the fund, or its yield, to decline. These securities may also fluctuate in value based on the perceived creditworthiness of issuers.



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                                                                    Rule 497(e)
                                                             File Nos. 33-11716
                                                                   and 811-5018

                   Supplement dated November 10, 2003 to the
                        Smith Barney Investment Series
              Prospectus dated February 28, 2003, as supplemented
                        May 12, 2003 and July 11, 2003

                                  relating to

     Smith Barney Premier Selections All   Smith Barney Growth and Income
     Cap Growth Portfolio                  Portfolio
     Smith Barney Large Cap Core           SB Government Portfolio
     Portfolio

The fund's Prospectus is supplemented to include the following paragraph at the end of the section entitled "Principal risks of investing in the fund":

o Some of the government securities held by the fund are not guaranteed or backed by the full faith and credit of the U.S. Treasury and are subject to credit risk, meaning that it is possible that the issuers of these securities will be unable to make required payments. A default on an investment held by the fund could cause the value of your investment in the fund, or its yield, to decline. These securities may also fluctuate in value based on the perceived creditworthiness of issuers.